UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22985

Smead Funds Trust

(Exact name of registrant as specified in charter)

1001 4th Avenue, Suite 4305

Seattle, WA 98154

(Address of principal executive offices) (Zip code)

Cole W. Smead

1001 4th Avenue, Suite 4305

Seattle, WA 98154

(Name and address of agent for service)

(877) 807-4122

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

The Fund’s unaudited schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SMEAD VALUE FUND

Schedule of Investments

August 31, 2019

	Shares	Value
COMMON STOCKS 97.57%

Banks 11.26%
Bank of America Corp.	1,701,802	$46,816,573
JPMorgan Chase & Co.	467,387	51,347,136
Wells Fargo & Co.	802,384	37,367,023

		135,530,732

Capital Goods 0.93%
Cummins, Inc.	74,747	11,157,485

Consumer Durables & Apparel 11.22%
Lennar Corp. — Class A	845,324	43,111,524
NVR, Inc. (a)	25,554	91,968,846

		135,080,370

Consumer Services 1.37%
Starbucks Corp.	170,231	16,437,505

Diversified Financials 9.80%
American Express Co.	611,010	73,547,274
Berkshire Hathaway, Inc. — Class B (a)	218,307	44,405,827

		117,953,101

Energy 3.06%
Occidental Petroleum Corp.	847,946	36,868,692

Food & Staples Retailing 3.46%
Walgreens Boots Alliance, Inc.	813,251	41,630,319

Health Care Equipment & Services 2.00%
AmerisourceBergen Corp.	292,408	24,056,406

Insurance 4.27%
Aflac, Inc.	1,024,351	51,401,933

Media & Entertainment 13.38%
Comcast Corp. — Class A	896,362	39,672,982
Discovery, Inc. — Class A (a)	2,555,834	70,541,018
Walt Disney Co.	370,106	50,800,750

		161,014,750

Pharmaceuticals, Biotechnology & Life Sciences 12.69%
Amgen, Inc.	362,960	75,720,715
Merck & Co., Inc.	529,852	45,816,302
Pfizer, Inc.	875,399	31,120,435

		152,657,452

Real Estate 1.80%
Macerich Co. (The) — REIT	758,106	21,628,764

Retailing 15.28%
Booking Holdings, Inc. (a)	6,578	12,935,045
eBay, Inc.	860,288	34,661,003
Home Depot, Inc.	243,647	55,529,588
Target Corp.	755,080	80,823,763

		183,949,399

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

August 31, 2019

	Shares	Value
Semiconductors & Semiconductor Equipment 2.77%
Qualcomm, Inc.	429,203	$33,379,117

Software & Services 4.28%
Accenture PLC — Class A (b)	187,667	37,189,969
PayPal Holdings, Inc. (a)	131,609	14,351,962

		51,541,931

TOTAL COMMON STOCKS (Cost $842,121,112)		1,174,287,956

SHORT-TERM INVESTMENTS 2.37%

Money Market Fund 2.37%

State Street Institutional U.S. Government Money Market – Premier Class 0.18% (c)	28,611,958	28,611,958

TOTAL SHORT-TERM INVESTMENTS (Cost $28,611,958)		28,611,958

TOTAL INVESTMENTS (Cost $870,733,070) 99.94%		1,202,899,914
Other Assets in Excess of Liabilities 0.06%		665,615

TOTAL NET ASSETS 100.00%		$1,203,565,529

(a) Non-income	producing security.
(b) Foreign	issued security.
(c) The	rate shown is the 1-month performance for the month ended August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Notes to Financial Statements

August 31, 2019

The cost basis of investments for federal income tax purposes at August 31, 2019 was as follows*:

Cost of investments	$870,733,070

Gross unrealized appreciation	359,509,037
Gross unrealized depreciation	(27,342,193)

Net unrealized appreciation	$332,166,844

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

August 31, 2019

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of August 31, 2019:

		Level 1		Level 2		Level 3		Total
Equity
Common Stocks(1)	$	1,174,287,956	$	—	$	—	$	1,174,287,956

Total Equity		1,174,287,956		—		—		1,174,287,956
Short-Term Investment		—		28,611,958		—		28,611,958

Total Investments in Securities	$	1,174,287,956	$	28,611,958	$	—	$	1,202,899,914

(1) See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at August 31, 2019. For the period ended August 31, 2019, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Smead Funds Trust

By (Signature and Title) /s/ Cole Smead

Cole Smead, CEO/President

Date 10/15/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Cole Smead

Cole Smead, CEO/President

Date 10/15/19

By (Signature and Title)* /s/ Steve LeMire

Steve LeMire, CFO/Treasurer

Date 10/15/19

* Print the name and title of each signing officer under his or her signature.